Earnings (Loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of loss per share
The following table contains the loss per share of the Group for the years ended December 31, 2023, 2022 and 2021:

	December 31, 2023	December 31, 2022	December 31, 2021
Net loss attributable to the controlling shareholders of the Group	(13,687)	(52,419)	(60,514)
Weighted average number of outstanding common shares (thousands)	186,365	190,695	181,554

Basic loss per share	(0.073)	(0.275)	(0.333)

	December 31, 2023	December 31, 2022	December 31, 2021
Net loss attributable to the controlling shareholders of the Group	(13,687)	(52,419)	(60,514)
Weighted average number of outstanding common shares (thousands)	186,365	190,695	181,554

Diluted loss per share	(0.073)	(0.275)	(0.333)